UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21432

REAVES UTILITY INCOME FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Tane Tyler Reaves Utility Income Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1 – Schedule of Investments.

Reaves Utility Income Fund

Schedule of Investments

July 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 125.85%
Consumer Staples - 11.47%
Altria Group, Inc.	540,300	$43,207,791
Reynolds American, Inc.	70,200	8,899,956
UST, Inc.	210,000	10,615,500
		62,723,247

Electric - 65.74%
Ameren Corp.	680,000	35,020,000
Consolidated Edison, Inc.	236,800	11,098,816
Duke Energy Corp.	1,950,000	59,124,000
Duquesne Light Holdings, Inc.	300,000	5,841,000
Edison International	40,000	1,655,200
Enel S.P.A, ADR	320,000	14,172,800
Exelon Corp.	435,000	25,186,500
Great Plains Energy, Inc.	1,550,000	45,461,500
ITC Holdings Corp.	30,000	933,300
OGE Energy Corp.	930,000	35,200,500
Pinnacle West Capital Corp.	210,000	9,032,100
PPL Corp.	660,000	22,453,200
Public Service Enterprise Group, Inc.	411,800	27,767,674
TECO Energy, Inc.	1,300,000	20,722,000
TransAlta Corp.	300,000	6,198,000
TXU Corp.	40,000	2,569,200
WPS Resources Corp.	543,000	28,002,510
Xcel Energy, Inc.	445,000	8,917,800
		359,356,100

Energy - 7.35%
BP Amoco PLC, ADR	195,000	14,141,400
Eni S.P.A	100,000	6,138,000
Halliburton Co.	200,000	6,672,000
Occidental Petroleum Corp.	30,000	3,232,500
Petrochina LTD - ADR	20,000	2,288,000
Todco *	72,000	2,743,920
Transocean, Inc. *	64,000	4,942,720
		40,158,540

Financials - 0.29%
Lloyd TSB Group PLC	40,000	1,609,600

Gas - 10.59%
Equitable Resources, Inc.	175,000	6,301,750
ONEOK, Inc.	850,000	31,628,500
Sempra Energy	359,700	17,359,122
South Jersey Industries, Inc.	42,500	1,260,975
Southern Union Co.	20,000	542,800
Southwest Gas Corp.	24,300	800,199
		57,893,346

Telephone - 30.41%
AT&T Corp.	2,255,965	67,656,390
BCE, Inc.	824,964	18,842,178
Citizens Communications Co.	2,695,000	34,576,850
Embarq Corp. *	94,500	4,276,125
Sprint Nextel Corp.	585,000	11,583,000
Telecom Corp. of New Zealand - ADR	800,000	16,240,000
Verizon Communications	60,000	2,029,200
Vodafone Group PLC - B Shares *	170,000	—
Vodafone Group PLC	148,750	3,224,900
Windstream Corp.	621,127	7,782,717
		166,211,360

TOTAL COMMON STOCKS (Cost $579,726,345)		687,952,193

PREFERRED STOCKS - 8.54%
Consumer Discretionary - 0.30%
Corts Ford Trust, 7.40%, 11/01/46	97,700	1,620,843

Electric - 3.68%
AES Trust III, 6.75%, 10/15/29	133,100	6,350,201
BGE Capital Trust II, 6.20%, 10/15/43	195,000	4,428,450
Entergy Gulf States, Inc., Series A, 7.00% 09/15/13**	3,828	387,705
Entergy Mississippi, Inc., 4.56%	3,520	279,730
Georgia Power Capital Trust V , 7.13%, 3/31/42	141,400	3,594,388
Great Plains Energy, Inc., 8.00%, 02/16/07	50,000	1,188,000
PSEG Funding Trust II , 8.75%, 12/31/32	90,100	2,402,967
Public Service Co. of New Mexico Series 1965, 4.58%	11,667	992,060
Southern Cal Edison , 4.32%	24,300	468,990
		20,092,491

Financials - 3.90%
ABN AMRO Capital Funding Trust VII, 6.08%	120,000	2,821,200
GMAC, 7.375%	50,000	1,135,500
Merrill Lynch & Co., Series H, 5.87%**	455,000	11,552,450
Renaissance Holdings Ltd., Series C, 6.08%	270,300	5,824,965
		21,334,115

Gas - 0.06%
Southern Union Co., 7.55%	13,100	347,969

Real Estate Investment Trusts - 0.60%
Duke Realty Corp., Series K, 6.50%	138,700	3,264,998

TOTAL PREFERRED STOCKS (Cost $48,966,505)		46,660,416

LIMITED PARTNERSHIPS - 0.80%
ONEOK Partners LP	84,000	4,368,000

TOTAL LIMITED PARTNERSHIPS (Cost $4,227,324)		4,368,000

	BOND RATING	PRINCIPAL
	MOODY/S&P	AMOUNT	VALUE
CORPORATE BONDS - 5.54%
Electric - 4.21%
Calpine Generating Co.
11.50%, 4/ 1/2011 ^	WR/D	22,000,000	22,990,000

Gas - 0.09%
Copano Energy LLC
8.125%, 3/ 1/2016	B2/B	500,000	505,000

Telephone - 1.24%
US West Communications
7.50%, 6/15/2023	Ba3/BB	7,000,000	6,772,500

TOTAL CORPORATE BONDS (Cost $28,682,586)			30,267,500

	SHARES
MUTUAL FUNDS - 1.42%
Loomis Sayles Institutional High Income Fund	424,929	3,322,946
Goldman Sachs Financial Square Money Market Fund	4,458,874	4,458,874

TOTAL MUTUAL FUNDS (Cost $7,458,874)		7,781,820

Total Investments - (Cost $669,061,634) - 142.15%		777,029,929
Other Assets in Excess of Liabilities - 1.78%		9,737,572
Liquidation Preference of Auction Market Preferred Shares: Series M7, F7, W28 (including dividends payable on preferred shares) - (43.93%)		(240,130,414)
TOTAL NET ASSETS - 100.00%		$546,637,087

*Non-income producing security

**Floating or variable rate security- rate disclosed as of July 31, 2006.  Maturity date represents the next reset date.

^ Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in trasactions exempt from registration, normally to qualified buyers.  At July 31, 2006, these securities amounted to a value of $22,990,000 or 4.21% of net assets.

Ratings:

Moody’s and S&P’s ratings are believed to be the most recent as of July 31, 2006.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

As of July 31, 2006
Gross appreciation (excess of value over tax cost)	$120,342,851
Gross depreciation (excess of tax cost over value)	(14,435,283)
Net unrealized appreciation	105,907,568
Cost of investments for income tax purposes	667,970,700

See Notes to Quarterly Statement of Investments

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

1.  Significant Accounting and Operating Policies

Reaves Utility Income Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003.   The Fund is a non-diversified series with an investment objective to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.  The Fund commenced operations on February 24, 2004.  The Fund’s common shares are listed on the American Stock Exchange and trade under the ticker symbol “UTG.”

The Fund may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost which approximates market value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; the fundamental analytical data relating to the investment; an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; information as to any transactions or offers with respect to the security; price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies.  The valuation assigned to fair-valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other funds to calculate their NAVs.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the First In First Out basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	September 28, 2006

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	September 28, 2006

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